Note 36 - Transactions on behalf of third parties - Customer funds (Details) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Asset management by type of customer (*)
Collective Investment	€ 60,939		€ 55,037	€ 54,419
Pension Funds	33,985		33,418	31,542
Customer portfolios managed on a discretionary basis	36,901		40,805	42,074
Of which: Portfolios managed on a discretionary	19,628		18,165	19,919
Other resources	3,081		2,831	3,786
Customer resources distributed but not managed by type of product:
Collective investment not managed	3,407		3,695	4,181
Insurance products	35		39	41
Other resources not managed	0		0	31
Total Customer funds by type	€ 138,347	[1]	€ 135,824	€ 136,074

[1]	Excludes balances from securitization funds .